Borrowings - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total borrowings	$ 1,187,138		$ 1,216,400
Less: Deferred finance costs, net	(14,638)		(11,453)
Add: bond premium	617		890
Less: current portion of credit facilities, net of deferred finance costs	(141,214)		(45,403)
Less: current portion of Sale and Leaseback Agreements, net of deferred finance costs	(31,739)		(5,561)
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	1,000,164		1,154,873
Total credit facilities
Debt Instrument [Line Items]
Total borrowings	875,964		1,147,879
Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Total borrowings	658,000		670,000
Term Loan B
Debt Instrument [Line Items]
Total borrowings	0	$ 182,158	197,824
BNP Paribas S.A. and DVB Bank S.E.
Debt Instrument [Line Items]
Total borrowings	0		51,750
Eurobank Ergasias S.A. $52,200
Debt Instrument [Line Items]
Total borrowings	0		32,841
Eurobank Ergasias S.A. $52,000
Debt Instrument [Line Items]
Total borrowings	28,758		31,206
Norddeutsche Landesbank Girozentrale
Debt Instrument [Line Items]
Total borrowings	0		22,266
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Total borrowings	39,453		42,578
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB
Debt Instrument [Line Items]
Total borrowings	39,173		46,846
BNP Paribas $44,000
Debt Instrument [Line Items]
Total borrowings	28,000		32,000
HSH $24,000
Debt Instrument [Line Items]
Total borrowings	18,280		20,568
HCOB $31,800
Debt Instrument [Line Items]
Total borrowings	31,800		0
Deutsche Bank AG Filiale Deutschlandgeschäft
Debt Instrument [Line Items]
Total borrowings	32,500		0
Sale and Leaseback Agreements–$71,500
Debt Instrument [Line Items]
Total borrowings	62,563		0
Sale and Leaseback Agreements–$103,155
Debt Instrument [Line Items]
Total borrowings	97,723		68,521
Sale and Leaseback Agreements–$15,000
Debt Instrument [Line Items]
Total borrowings	14,219		0
Sale and Leaseback Agreements–$47,220
Debt Instrument [Line Items]
Total borrowings	45,858		0
Sale and Leaseback Agreements–$90,811
Debt Instrument [Line Items]
Total borrowings	$ 90,811		$ 0